--------------------------------
                                                         OMB APPROVAL
                                                --------------------------------
                                                 OMB Number:           3235-0006
                                                 Expires:      December 31, 2006
                                                        Estimated average burden
                                                hours per response..........22.8
                                                --------------------------------





                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):    [ ] is a restatement.

                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          152 West 57th Street
                  45th Floor
                  New York, New York  10019

Form 13F File Number:  028-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy R. Barakett
Title:     as Managing Member of Atticus Management LLC, its general partner
Phone:     212-373-0800

Signature, Place, and Date of Signing:

 /s/ John F. Brown*          New York, New York              August 3, 2006
-----------------------    -----------------------       -----------------------
   [Signature]                  [City, State]                    [Date]

*Pursuant to Power of Attorney attached hereto.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                                  --------------

Form 13F Information Table Entry Total:                                     84
                                                                  --------------

Form 13F Information Table Value Total:                            $10,134,735
                                                                   -------------
                                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
       -----               --------------------          ---------------

       None.


                               Atticus Capital LP
                           Form 13F Information Table
                           Quarter ended June 30, 2006

                                                                                 Investment Discretion            Voting Authority

                                                Fair
                                                Market    Shares or
Issuer              Title of      Cusip       Value (in   Principal  SH/  Put/       Shared- Shared-  Other
                     Class        Number      thousands)   Amount   PRN  Call  Sole Defined  Other  Managers     Sole   Shared None

AFFORDABLE
RESIDENTIAL
CMTYS                COM         008273104      $26,630  2,477,200  SH         Sole                           2,477,200
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
AMERCO               COM         023586100     $125,191  1,243,705  SH         Sole                           1,243,705
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
AMERICA MOVIL       SPON ADR L
SA DE CV               SHS       02364W105      $71,509  2,150,000  SH         Sole                           2,150,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
AMERICAN
EXPRESS CO           COM         025816109      $73,327  1,377,800  SH         Sole                           1,377,800
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
AMERIPRISE
FINL INC             COM         03076C106       $4,467    100,000  SH         Sole                             100,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
ANORMED              COM         035910108      $15,350  2,722,600  SH         Sole                           2,722,600
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
ATHEROGENICS INC     COM         047439104      $62,192  4,765,700  SH         Sole                           4,765,700
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
BIOVERIS CORP        COM         090676107      $10,451  1,298,237  SH         Sole                           1,298,237
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
BLACKROCK INC        CL A        09247X101      $84,198    605,000  SH         Sole                             605,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
CANADIAN NAT
RES LTD              COM         136385101     $346,629  6,259,100  SH         Sole                           6,259,100
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
CHAMPS ENTMT INC     COM         158787101      $26,739  4,076,052  SH         Sole                           4,076,052
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
CHESAPEAKE
ENERGY CORP          COM         165167107      $43,457  1,436,600  SH         Sole                           1,436,600
---------------- ------------- ----------- ------------ ---------- ---- ------ ----- ------- ------ -------- ---------- ------ ----
CHINA TELECOM     SPON ADR H
CORP LTD             SHS         169426103      $8,191     252,800  SH         Sole                             252,800
---------------- ------------- ----------- ------------ ---------- ---- ------ ----- ------- ------ -------- ---------- ------ ----



COMPANIA
ANONIMA
NACIONL TEL      SPON ADR D      204421101      $13,374    680,600  SH         Sole                             680,600
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
COMPANHIA
ENERGETICA         SP ADR
DE MINA           N-V PFD        204409601       $1,355     31,800  SH         Sole                              31,800
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
COMPLETE
PRODUCTION
SERVICES             COM         20453E109      $14,510    613,800  SH         Sole                             613,800
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
CONOCOPHILLIPS       COM         20825C104     $901,912 13,763,350  SH         Sole                          13,763,350
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
CONSECO INC        COM NEW       208464883      $13,948    603,825  SH         Sole                             603,825
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
DIAMOND OFFSHORE
DRILLING IN          COM         25271C102      $95,235  1,134,700  SH         Sole                           1,134,700
---------------- ------------- ----------- ------------ -------------- ------- ---- ------- ----------- ------- ------- ------ ----
EMISPHERE
TECHNOLOGIES INC     COM         291345106      $19,697  2,309,100  SH         Sole                           2,309,100
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
ENCANA CORP          COM         292505104      $23,162    440,000  SH         Sole                             440,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
EPICEPT CORP         COM         294264205         $162     67,307  SH         Sole                              67,307
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
FALCONBRIDGE
LTD NEW 2005         COM         306104100      $43,909    830,463  SH         Sole                             830,463
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
FLEETWOOD
ENTERPRISES INC      COM         339099103       $5,981    793,300  SH         Sole                             793,300
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
GOOGLE INC           CL A        38259P508      $52,416    125,000  SH         Sole                             125,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
GRUPO
AEROPORTUARIO
DEL PAC           SPON ADR B     400506101      $81,420  2,556,346  SH         Sole                           2,556,346
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----

GRUPO
AEROPORTUARIO
DEL SURE           SPON ADR      40051E202      $10,964    326,406  SH         Sole                             326,406
                    SER B
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
HALLIBURTON CO       COM         406216101      $18,553    250,000  SH         Sole                             250,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
HEINZ HJ CO          COM         423074103     $150,861  3,659,900  SH         Sole                           3,659,900
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
ICICI BK LTD         ADR         45104G104       $7,469    315,796  SH         Sole                             315,796
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
INTL PAPER CO        COM         460146103      $12,920    400,000  SH         Sole                             400,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
KINETIC
CONCEPTS INC       COM NEW       49460W208      $22,750    515,300  SH         Sole                            515,300
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
KOOKMIN BK NEW      SPONSORED
                      ADR        50049M109      $26,031    313,400  SH         Sole                             313,400
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
KOREA              SPONSORED
ELECTRIC PWR          ADR        500631106     $131,926  6,958,100  SH         Sole                           6,958,100
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
KT CORP            SPONSORED
                      ADR        48268K101       $6,717    313,150  SH         Sole                             313,150
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
LABORATORY C0RP
AMER HLDGS         COM NEW       50540R409      $10,461    168,100  SH         Sole                             168,100
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
LAMAR
ADVERTISING CO       CL A       512815101     $10,772    200,000   SH         Sole                             200,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
MASTERCARD INC       COM         57636Q104     $194,400  4,050,000  SH         Sole                           4,050,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
MEDAREX INC          COM         583916101       $7,918    823,900  SH         Sole                             823,900
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----

NAVISTAR
INTERNATIONAL
CORP NEW             COM         63934E108      $14,643    595,000  SH         Sole                             595,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
NEXEN INC            COM         65334H102      $18,376    325,000  SH         Sole                             325,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
NEXMED INC           COM         652903105          $39     63,200  SH         Sole                              63,200
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
NYSE GROUP INC       COM         62949W103     $773,740 11,298,773  SH         Sole                          11,298,773
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
PEGASUS
COMMUNICATIONS
CORP               CL A NEW      705904605       $2,277    833,899  SH         Sole                             833,899
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
PETROCHINA
CO LTD             SPON ADR      71646E100       $4,616     42,750  SH         Sole                              42,750
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
PHELPS DODGE
CORP                 COM         717265102   $1,337,498 16,279,181  SH         Sole                          16,279,181
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
PHOENIX
COS INC NEW          COM         71902E109      $41,428  2,942,300  SH         Sole                           2,942,300
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
PRICE
COMMUNICATIONS
CORP               COM NEW       741437305     $180,770 10,664,926  SH         Sole                          10,664,926
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
RESEARCH IN
MOTION LTD           COM         760975102      $20,931    300,000  SH         Sole                             300,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
SCHLUMBERGER
LTD                  COM         806857108      $45,577    700,000  SH         Sole                             700,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
SEARS HLDGS
CORP                 COM         812350106     $993,996  6,400,492  SH         Sole                           6,400,492
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
SOMAXON
PHARMACEUTICALS
INC                  COM         834453102       $5,242    335,800  SH         Sole                             335,800
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----

STATE AUTO
FINL CORP            COM         855707105      $37,344  1,147,635  SH         Sole                           1,147,635
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
SUNCOR
ENERGY INC           COM         867229106      $25,129    310,200  SH         Sole                             310,200
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
AO TATNEFT         SPON ADR      03737P306         $847     11,000  SH         Sole                              11,000
                    REG S
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
PT
TELEKOMUNIKASI
INDONESIA          SPON ADR      715684106      $13,787    429,500  SH         Sole                             429,500
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
TESORO CORP          COM         881609101      $40,422    543,600  SH         Sole                             543,600
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
TRANSOCEAN INC       ORD         G90078109      $40,160    500,000  SH         Sole                             500,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
TRONOX INC           CL A        897051108      $16,964  1,306,900  SH         Sole                           1,306,900
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
UNIVISION
COMMUNICATIONS
INC                  CL A        914906102      $50,250  1,500,000  SH         Sole                           1,500,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
VALERO ENERGY
CORP NEW             COM         91913Y100      $35,342    531,300  SH         Sole                             531,300
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
VERASUN
ENERGY CORP          COM         92336G106       $3,936    150,000  SH         Sole                             150,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
ATHEROGENICS INC     COM         047439104       $9,581    734,200  SH   CALL  Sole                             734,200
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- --------- ------ ---------- ------ ----
TD AMERITRADE
HLDG CORP            COM         87236Y108      $52,333  3,533,600  SH   CALL  Sole                           3,533,600
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
ASHLAND INC NEW      COM         044209104      $19,576    293,500  SH   CALL  Sole                             293,500
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----

AMERICAN
EXPRESS CO           COM         025816109     $175,754  3,302,400  SH   CALL  Sole                           3,302,400
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
CHESAPEAKE
ENERGY CORP          COM         165167107      $30,250  1,000,000  SH   CALL  Sole                           1,000,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
CANADIAN
NAT RES LTD          COM         136385101     $110,760  2,000,000  SH   CALL  Sole                           2,000,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
CONOCOPHILLIPS       COM         20825C104     $715,096 10,912,500  SH   CALL  Sole                          10,912,500
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
HALLIBURTON CO       COM         406216101     $113,942  3,070,800  SH   CALL  Sole                           3,070,800
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
HEINZ HJ CO          COM         423074103     $162,687  3,946,800  SH   CALL  Sole                           3,946,800
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
NYSE GROUP INC       COM         62949W103     $154,532  2,256,600  SH   CALL  Sole                           2,256,600
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
PHELPS DODGE
CORP                 COM         717265102     $297,263  3,618,100  SH   CALL  Sole                           3,618,100
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
ROYAL CARIBBEAN
CRUISES LTD          COM         V7780T103      $33,239    869,000  SH   CALL  Sole                             869,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
TRANSOCEAN INC       ORD         G90078109      $56,224    700,000  SH   CALL  Sole                             700,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
COMPANHIA VALE DO  SPONSORED
RIO DOCE              ADR        204412209      $48,080  2,000,000  SH   CALL  Sole                           2,000,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
RETAIL HOLDRS TR   DEP RCPT      76127U101      $47,305    500,000  SH   CALL  Sole                             500,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
SEARS HLDGS CORP     COM         812350106    $1,095,719  7,055,500  SH   CALL  Sole                           7,055,500
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----

SUNCOR
ENERGY INC           COM         867229106      $72,909    900,000  SH   CALL  Sole                             900,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
TXU CORP             COM         873168108     $234,185  3,916,800  SH   CALL  Sole                           3,916,800
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
VALERO ENERGY
CORP NEW             COM         91913Y100      $33,260    500,000  SH   CALL  Sole                             500,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
SELECT                SBI
SECTOR SPDR TR     INT-ENERGY    81369Y506     $113,500  2,000,000  SH   CALL  Sole                           2,000,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
FOREST LABS INC      COM         345838106       $6,187    159,900  SH    PUT  Sole                             159,900
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
SPDR TR           UNIT SER 1     78462F103      $71,885    565,000  SH    PUT  Sole                             565,000
---------------- ------------- ----------- ------------ ---------- ---- ------ ---- ------- ------- -------- ---------- ------ ----
Total Fair Market Value                     $10,134,735
(in thousands)


                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of JOHN F. BROWN and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Capital LP or its general partner Atticus Management LLC (f/k/a Atticus Capital, L.L.C.) (collectively, "Atticus"), and each of their affiliates or entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of January 24, 2006 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of March 21, 2006.

                                                     /s/ Timothy R. Barakett
                                                     -----------------------
                                                     Timothy R. Barakett